Note 7 - Share-based Compensation - Fair Value Assumptions (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2017 $ / shares
Fair value of ordinary share (in dollars per share)	$ 34
Risk-free interest rate	2.28%
Expected term (years) (Year)	5 years 182 days
Expected volatility	60.00%
Expected dividend yield	0.00%
Contractual life (years) (Year)	10 years